Fair Value Measurement (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement (Tables) [Line Items]
Schedule of Fair Value of Liabilities Measured on a Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of June 30, 2023 (Successor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine each liability’s fair value:

Description	Level 1	Level 2	Level 3	Total
Public Warrants	$28,980	$—	$—	$28,980
Private Placement Warrants	—	—	52,320	52,320
Earnout Shares	—	—	10,867	10,867
Total	$28,980	$—	$63,187	$92,167

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2022 (Predecessor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine each liability’s fair value:

Description	Level 1	Level 2	Level 3	Total
Option Liability	$—	$—	$5,174	$5,174
Total	$—	$—	$5,174	$5,174

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation of the beginning and ending balances of recurring level 3 fair value measurements:

	June 8 – June 30, 2023 (Successor)	April 1 – June 7, 2023 (Predecessor)	January 1 – June 7, 2023 (Predecessor)	June 8 – June 30, 2023 (Successor)	April 1 – June 30, 2022 (Predecessor)	January 1 – June 30, 2022 (Predecessor)
Balance of recurring level 3 liabilities at beginning of period	$63,851	$—	$5,174	$63,851	$1,824	$1,459
Total gains and losses during the period included in Other Income (Expense)	(664)	—	—	(664)	30	395
Issuances	—	—	—	—	—	—
Payments	—	—	(5,174)	—	—
Transfers into level 3	—	—	—	—	—	—
Transfers out of level 3	—	—	—	—	—	—
Balance of recurring level 3 liabilities at end of period	$63,187	$—	$—	$63,187	$1,854	$1,854

RICE ACQUISITION CORP. II [Member]
Fair Value Measurement (Tables) [Line Items]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, by level within the fair value hierarchy:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$353,653,029	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,506,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$16,772,000
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$349,942,773	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$10,781,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$14,051,190
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, by level within the fair value hierarchy:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$349,942,773	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$10,781,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$14,051,190
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$345,044,341	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,937,500	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$17,140,250

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs	The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:
	March 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Stock price	$10.24	$10.17
Volatility	15.01%	10.36%
Term	5.17	5.33
Risk-free rate	3.56%	3.95%
Dividend yield	0.0%	0.0%
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:
	December 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$10.17	$10.00
Volatility	10.36%	21.82%
Term	5.33	5.46
Risk-free rate	3.95%	1.30%
Dividend yield	0.0%	0.0%

Schedule of Change in the Fair Value of the Derivative Warrant Liabilities	The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three months ended March 31, 2023 and 2022, is summarized as follows:
Derivative warrant liabilities at December 31, 2022	$14,051,190
Change in fair value of derivative warrant liabilities	2,720,810
Derivative warrant liabilities at March 31, 2023	$16,772,000

Derivative warrant liabilities at December 31, 2021	$17,140,250
Change in fair value of derivative warrant liabilities	(10,305,950)
Derivative warrant liabilities at March 31, 2022	$6,834,300
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2022 and for the period February 2, 2021 (inception) through December 31, 2021, is summarized as follows:
Derivative warrant liabilities at February 2, 2021	$—
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	5,276,500
Derivative warrant liabilities at December 31, 2021	17,140,250
Change in fair value of derivative warrant liabilities	(3,089,060)
Derivative warrant liabilities at December 31, 2022	$14,051,190